CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)	Total	Common Shares	Common Shares Amount	Contributed Surplus	Stock Options	Accumulated Deficit	Accumulated Other Comprehensive Income
Balance (in shares) at Dec. 31, 2017		99,395,048
Balance at Dec. 31, 2017			$ 378,009,884	$ 20,625,372	$ 20,409,643	$ (293,386,189)	$ (111,539)
Cumulative effect of accounting change (Note 2)						111,539	(111,539)
Net loss for the period						(3,065,851)
Stock option compensation (Note 9)					146,255
Balance at Mar. 31, 2018			378,009,884	20,625,372	20,555,898	(296,340,501)	0
Balance (in shares) at Mar. 31, 2018		99,395,048
Balance at Dec. 31, 2018	$ 167,940,826		378,009,884	20,625,372	20,721,850	(251,416,280)	0
Balance (in shares) at Dec. 31, 2018		99,395,048
Net loss for the period						(2,760,358)
Stock option compensation (Note 9)					31,043
Balance, (in shares) at Mar. 31, 2019		99,395,048
Balance at Mar. 31, 2019			$ 378,009,884	$ 20,625,372	$ 20,752,893	$ (254,176,638)	$ 0
Balance at Mar. 31, 2019	$ 165,211,511